Accounts Receivables, Net - Accounts Receivables, net (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable from third parties	$ 1,035	$ 1,048
Allowance for doubtful accounts	(2)	(1)
Accounts receivable	$ 1,033	$ 1,047